LONG-TERM BANK LOANS	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

NOTE 15 - LONG-TERM BANK LOANS

		June 30,
		2011	2012

RMB-denominated loan	(i)	$37,085,110	$32,411,580
MYR-denominated loan	(ii)	-	144,462
		37,085,110	32,556,042

Less: current portion		(5,408,245)	(7,914,668)

		$31,676,865	$24,641,374

(i)	The RMB denominated loan is repayable by 16 installments by March 29, 2016. It carries an annual interest rate of 5.94% at the inception date subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China. The borrowing is secured by a pledge of the headquarters facilities in Beijing, comprising of prepaid land lease and buildings with an aggregate carrying value of $37,789,950 and $41,111,270 as of June 30, 2011 and 2012, respectively. Principal payments of $7,905,264, $7,905,263, $7,905,263 and $8,695,790 are scheduled to be repaid in 2013, 2014, 2015 and 2016 respectively.

(ii)	The MYR denominated loan, assumed in the acquisition of Concord, is repayable by 129 installments by March 31, 2023. The interest rate is based on a premium of 2.5% per annum over the Bank Negara Malaysia Funding Rate with daily reset based on Bank Negara Malaysia’s benchmark rate over the same period for the first five years from March 8, 2007, thereafter at an interest rate of 0.3% per annum over the lending bank’s base lending rate with daily reset for the sixth year onwards. For the year ended June 30, 2012, the effective rate was 6.9% per annum. The borrowing is secured by a pledge of CESB’s building in Malaysia, with a carrying value of $569,171 as of June 30, 2012.

Scheduled principal payments for all outstanding borrowings on June 30, 2012 are as follows:

Year ending June 30,
2013	$7,914,668
2014	7,915,337
2015	7,916,055
2016	8,707,351
2017	12,384
2018 and onwards	90,247
$32,556,042

For the years ended June 30, 2010, 2011, and 2012, interest of $2,398,459, $2,396,133 and $2,642,998 was incurred; of which $1,295,687, $2,085,582 and $2,540,421 was charged to interest expenses, and $1,102,772, $310,551, and $102,577 was capitalized as construction in progress respectively.